State Street Institutional Investment Trust

One Iron Street

Boston, MA 02210

October 31, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)

File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statements of Additional Information for the State Street Balanced Index Fund, a series of the above-referenced Trust, dated October 27, 2023, do not differ from those contained in the Post-Effective Amendment No. 299 under the 1933 Act to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 25, 2023 with a designated effective date of October 25, 2023 (Accession # 0001193125-23-263173).

If you have any questions, please contact me at (617) 664-6507.

Very truly yours,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary